Right of use assets and lease liabilities - Summary of carrying amounts of the Company's right of use assets and lease and the movements during the years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 16,624		$ 12,103
Additions	17,387		10,351
Depreciation	(7,505)	[1]	(5,830)	[2]
Modifications	(3,928)
Interest expense	(1,641)		(1,561)
Ending balance	22,578		16,624
Lease liabilities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16,767		12,103
Additions	17,470		10,351
Modifications	3,901		7,619
Payments	9,067
Interest expense	(2,412)	[3]	(1,932)	[4]
Ending balance	23,681		16,767
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,060		1,843
Additions	114		873
Depreciation	(598)	[1]	(656)	[2]
Modifications	(257)
Ending balance	1,319		2,060
Plant and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14,564		10,260
Additions	17,273		9,478
Depreciation	(6,907)	[1]	(5,174)	[2]
Modifications	(3,671)
Ending balance	$ 21,259		$ 14,564

[1]	Includes depreciation associated to leases from drilling services incurred is capitalized as work in progress by 2,142.
[2]	Includes depreciation associated to leases from drilling services incurred is capitalized as work in progress by 1,326
[3]	Includes drilling services capitalized as work in progress by 771.
[4]	Includes drilling services capitalized as work in progress by 371.